Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Nature of business and organization [Abstract]
Schedule of estimated useful lives
Useful Life
Office electronic equipment	3 years
Office furniture and fixtures	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of disaggregate revenue streams
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	RMB	USD
Online AR advertising services	267,514,061	317,157,896	436,475,875	68,459,287
Mobile games	51,667,363	19,910,956	13,498,964	2,117,252
Sales of semiconductor products	—	385,538,235	448,958,274	70,417,095
Software development	—	43,406,499	34,858,406	5,467,385
Total revenues	319,181,424	766,013,586	933,791,519	146,461,019

Schedule of revenue by timing of transfer of goods or services
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	319,181,424	722,607,087	898,933,113	140,993,634
Services transferred over time	—	43,406,499	34,858,406	5,467,385
Total revenues	319,181,424	766,013,586	933,791,519	146,461,019

Schedule of revenue by geographic locations
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	RMB	USD
Mainland PRC revenues	303,062,432	367,163,638	593,803,869	93,135,478
Hong Kong revenues	295,037	264,404,450	118,590,946	18,600,459
International revenues	15,823,955	134,445,498	221,396,704	34,725,082
Total revenues	319,181,424	766,013,586	933,791,519	146,461,019

Schedule of noncontrolling interests
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
VIDA	4,630,583	(31,675,783)	(4,968,205)
ICinit	781,772	—	—
VIYI	95,064,441	107,249,069	16,821,536
Noncontrolling interests subscriptions receivable	(88,671,062)	(172,528)	(27,060)
Total noncontrolling interests	11,805,734	75,400,758	11,826,271